Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,042,199	$ 4,091,252
Write-down of assets	(9,106)	(38,660)
Ending balance	4,003,211	4,042,199
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185,940	183,733
Ending balance	189,480	185,940
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,258,324	1,294,805
Ending balance	1,298,282	1,258,324
Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83,513	83,078
Ending balance	109,813	83,513
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,415,730	2,432,929
Ending balance	2,402,299	2,415,730
Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,692	96,707
Ending balance	3,337	98,692
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,011,398	6,844,689
Additions/transfers	316,064	216,243
Acquisition of QMX Gold Corporation	82,858
(Impairment) reversal	(3,923)
Write-down of assets	(7,130)	(40,030)
Other movements/transfers	(10,947)	1,373
Assets disposed of in the sale of Tocantinzinho	(210,570)
Disposals	(13,148)	(10,877)
Ending balance	7,164,602	7,011,398
Cost | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	258,687	242,511
Additions/transfers	12,204	14,737
Acquisition of QMX Gold Corporation	2,357
(Impairment) reversal	0
Write-down of assets	0	0
Other movements/transfers	(2,539)	1,841
Assets disposed of in the sale of Tocantinzinho	0
Disposals	(1,638)	(402)
Ending balance	269,071	258,687
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,413,747	2,319,388
Additions/transfers	80,760	82,285
Acquisition of QMX Gold Corporation	1,649
(Impairment) reversal	0
Write-down of assets	(3,520)	0
Other movements/transfers	96,476	22,371
Assets disposed of in the sale of Tocantinzinho	(3,693)
Disposals	(10,511)	(10,297)
Ending balance	2,574,908	2,413,747
Cost | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	83,513	83,078
Additions/transfers	134,237	61,135
Acquisition of QMX Gold Corporation	0
(Impairment) reversal	(3,923)
Write-down of assets	0	(40,030)
Other movements/transfers	(104,014)	(20,594)
Assets disposed of in the sale of Tocantinzinho	0
Disposals	0	(76)
Ending balance	109,813	83,513
Cost | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,156,759	4,103,005
Additions/transfers	85,607	55,971
Acquisition of QMX Gold Corporation	78,852
(Impairment) reversal	0
Write-down of assets	(3,610)	0
Other movements/transfers	(870)	(2,217)
Assets disposed of in the sale of Tocantinzinho	(108,282)
Disposals	(983)	0
Ending balance	4,207,473	4,156,759
Cost | Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,692	96,707
Additions/transfers	3,256	2,115
Acquisition of QMX Gold Corporation	0
(Impairment) reversal	0
Write-down of assets	0	0
Other movements/transfers	0	(28)
Assets disposed of in the sale of Tocantinzinho	(98,595)
Disposals	(16)	(102)
Ending balance	3,337	98,692
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,969,199)	(2,753,437)
(Impairment) reversal	(10,003)
Other movements/transfers	10,909	(1,863)
Assets disposed of in the sale of Tocantinzinho	2,964
Disposals	6,749	4,049
Depreciation for the year	(202,811)	(217,948)
Ending balance	(3,161,391)	(2,969,199)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(72,747)	(58,778)
(Impairment) reversal	0
Other movements/transfers	771	(125)
Assets disposed of in the sale of Tocantinzinho	0
Disposals	1,121	54
Depreciation for the year	(8,736)	(13,898)
Ending balance	(79,591)	(72,747)
Accumulated depreciation | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,155,423)	(1,024,583)
(Impairment) reversal	(10,939)
Other movements/transfers	8,940	(1,985)
Assets disposed of in the sale of Tocantinzinho	2,964
Disposals	5,627	3,880
Depreciation for the year	(127,795)	(132,735)
Ending balance	(1,276,626)	(1,155,423)
Accumulated depreciation | Capital works in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
(Impairment) reversal	0
Other movements/transfers	0	0
Assets disposed of in the sale of Tocantinzinho	0
Disposals	0	0
Depreciation for the year	0	0
Ending balance	0	0
Accumulated depreciation | Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,741,029)	(1,670,076)
(Impairment) reversal	936
Other movements/transfers	1,198	247
Assets disposed of in the sale of Tocantinzinho	0
Disposals	1	115
Depreciation for the year	(66,280)	(71,315)
Ending balance	(1,805,174)	(1,741,029)
Accumulated depreciation | Capitalized Evaluation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
(Impairment) reversal	0
Other movements/transfers	0	0
Assets disposed of in the sale of Tocantinzinho	0
Disposals	0	0
Depreciation for the year	0	0
Ending balance	$ 0	$ 0